Subsequent events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent events
20.	Subsequent events:
(a)	On January 4, 2018 the Company accepted delivery of the MSC Yashi B, an 11000 TEU vessel, which commenced a 17-year fixed-rate bareboat charter with MSC.
(b)

On January 9, 2018, the Company declared a quarterly dividend of $0.496875,  $0.515625, $0.505868, $0.5125 and $0.492188 per Series D, Series E, Series F, Series G and Series H preferred share, respectively, representing a total distribution of $16,565,000. The dividends were paid on January 30, 2018 to all shareholders of record on January 29, 2018.

(c)

On January 9, 2018, the Company declared a quarterly dividend of $0.125 per common share. The dividend was paid on January 30, 2018, to all shareholders of record on January 22, 2018. Of the $16,490,000 distribution, $9,326,000 was paid in cash and $7,164,000 was re-invested through the DRIP.

(d)

On February 14, 2018, the Company issued to affiliates of Fairfax Financial Holdings Limited, in a private placement for an aggregate purchase price of $250,000,000, an aggregate principal amount of the Company’s 5.50% interest bearing, debentures due 2025 and 38,461,359 warrants, each exercisable into one share of the Company’s Class A common stock at an exercise price of $6.50 per share.

(e)	In February 2018, the Company purchased two 2500 TEU vessels and entered into fixed-rate charters with Maersk.
(f)	In February 2018, the Company cancelled its 364-day unsecured $120.0 million revolving loan facility with various banks. The Company had not drawn on this facility.